TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Pre-tax Income (Loss)
Pre-tax income (loss) is comprised as follows:
	Year ended December 31,
	2013	2012	2011

Domestic	$(6,556)	$(2,372)	$9,737
Foreign	219	(5,292)	(983)

	$(6,337)	$(7,664)	$8,754

Schedule of the Reconciliation of the Theoretical Tax Expenses
A reconciliation of the theoretical tax expenses (benefit), assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses (benefit) is as follows:

	Year ended December 31,
	2013	2012	2011

Income (loss) before taxes on income	$(6,337)	$(7,664)	$8,754

Theoretical tax expense (benefit) computed at the Israeli statutory tax rate (25%, 25% and 24% for the years 2013, 2012 and 2011, respectively)	$(1,584)	$(1,916)	$2,101

Creation (Utilization) of valuation allowance	931	(1,554)	(4,328)
Increase (decrease) in losses and temporary differences due to change in Israeli corporate " and Approved Enterprise" tax	3,056	(7,073)	5,419
Increase (decrease) in valuation allowance related to losses and temporary differences due to change in Israeli corporate " and Approved Enterprise" tax	(3,056)	7,073	(5,419)
Taxes with respect to prior years	-	2	(84)
Impairment (recording) of withholding tax asset	-	-	221
Increase in deferred tax assets related to losses and temporary differences due to changes in tax rates and different basis of measurement	(594)
Non-deductible expenses and other	(223)	1,699	(27)
Non-deductible share-based compensation expenses	1,590	833	541
Exchange rate differences	-	10	1,521

Actual tax expenses (benefit)	$120	$(926)	$(55)

Schedule of Income Tax Expense (Benefit)
Income tax expense (tax benefit) is comprised as follows:

	Year ended December 31,
	2013	2012	2011

Current taxes (benefit)	$408	$(2)	$31
Deferred taxes benefit	(288)	(926)	(223)
Taxes in respect of previous years	-	2	(84)
Impairment (recording) of withholding tax asset	-	-	221

	$120	$(926)	$(55)

Schedule of Deferred Income Taxes
Significant components of the Company's deferred income taxes are as follows:

	December 31,
	2013	2012

Deferred tax assets:
Operating and capital loss carryforwards	$14,567	$11,264
Reserves and allowances	785	215

Deferred tax asset before valuation allowance	15,352	11,479
Valuation allowance	(12,736)	(8,749)
Net deferred tax asset	2,616	2,730

Deferred tax liability	(609)	(1,006)
Net deferred tax asset	$2,007	$1,724